SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 19, 2013
Subsequent Event [Line Items]
Debt conversion, price per share	$ 1.00				$ 1.00
Subscription agreements, shares			66,756	467,500
License rights fee	$ 25,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt	25,000				50,000
Debt conversion, price per share	$ 1.00				$ 1.00
Subscription agreements, shares		23,000
Subscription agreements		23,000
License rights fee	25,000
Cash contribution				$ 4,000
Issuance of common stock in exchange for cash, shares			36,500
Common stock issued, per share			$ 1.50
Shares issued for consulting agreement compensation , shares			2,000,000